Cover Page	12 Months Ended
Jan. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Jan. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	DOOO
Entity Registrant Name	BRP Inc.
Entity Central Index Key	0001748797
Current Fiscal Year End Date	--01-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, State or Province	WI
Entity Address, Country	CA
Title of 12(b) Security	Subordinate Voting Shares
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Subordinate voting shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,652,906
Multiple voting shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	43,891,671